Income Taxes - Income Tax Expense and Income Before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Current income taxes (benefits): U.S. federal	$ 45.8	$ (142.9)	$ 96.8
Current income taxes (benefits): State	19.1	21.7	11.4
Total current income taxes (benefits)	64.9	(121.2)	108.2
Deferred income taxes (benefits): U.S. federal	(141.0)	1,231.7	87.9
Deferred income taxes (benefits): State	(11.3)	(4.5)	0.5
Total deferred income taxes (benefits)	(152.3)	1,227.2	88.4
Income taxes (benefits)	(87.4)	1,106.0	196.6
Income (loss) before income taxes
Income (loss) before income taxes - domestic	149.2	5,785.5	1,512.7
Income before income taxes	$ 149.2	$ 5,785.5	$ 1,512.7